Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued liabilities and other current liabilities
Revenue sharing fees	¥ 779,167		¥ 353,638
Salaries and welfare	732,213		630,730
Marketing and promotion expenses	621,571		625,150
Value added taxes and other taxes payable	575,592		344,387
Bandwidth costs	195,652		203,536
Payables to merchants	45,570		106,814
Other payable of shares repurchase	37,033
Deposits from third parties	13,974		9,330
Other payable to content providers	10,894		13,614
Others	149,319		133,389
Total	¥ 3,160,985	$ 484,442	¥ 2,420,588